Equity (Details) - $ / shares	Apr. 23, 2026	Aug. 05, 2024	Jun. 30, 2026	Dec. 31, 2025
Equity [Line Items]
Par value, per share (in Dollars per share)			$ 0.00005	$ 0.00005
Number of ordinary shares	60	3
Common Stock [Member]
Equity [Line Items]
Par value, per share (in Dollars per share)	$ 0.00005	$ 0.00005
Number of ordinary shares	3